Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

15.         Income taxes

(a)         Corporate income tax (“CIT”)

Under the current law of the Cayman Islands, the Company is not subject to income tax and withholding tax.

The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% in accordance with PRC corporate income tax laws and regulations. Further, under the same tax laws and regulations, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

The Company’s HK subsidiaries are subject to income tax at the statutory rate of 16.5% in accordance with the HK profits tax laws and regulations. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits arising in or derived from Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company’s HK subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s US subsidiaries are subject to income tax at the statutory rate of 21% in accordance with US corporate income tax laws and regulations. Dividends and interests paid by US enterprises to non-US tax resident enterprises are subject to US withholding tax of 30%.

Income before income tax expense consist of:

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
PRC	355,606,696	162,967,377	(274,761,993)
Non PRC	(122,099,522)	(95,392,067)	(145,780,649)
Total	233,507,174	67,575,310	(420,542,642)

Income tax expense for the years ended December 31, 2019, 2020 and 2021 is summarized as follows:

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
Current:
CIT tax expense/(benefit)	133,862,272	(21,471,662)	15,227,110
Land Appreciation Tax (“LAT”) expense	68,631,338	90,907,634	39,101,310
Deferred tax (benefit)/expense	(52,015,238)	65,623,218	(61,608,948)
Income tax expense	150,478,372	135,059,190	(7,280,528)

The Group’s income tax expense differs from the tax expense computed by applying PRC statutory CIT rate of 25% for the years ended December 31, 2019, 2020 and 2021 as follows:

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
CIT at rate of 25%	58,376,794	16,893,828	(105,135,661)
Tax effect of non-deductible expenses	8,867,037	18,115,751	52,251,997
LAT expense	68,631,338	90,907,634	39,101,310
CIT benefit of LAT	(17,157,834)	(22,726,908)	(9,775,327)
Changes in valuation allowance	23,073,210	5,463,801	13,925,825
International rate differences	17,351,758	15,736,526	14,983,887
Dividend and interest withholding taxes	(3,816,800)	13,132,901	(17,148,376)
Adjustment of estimated income tax accruals	(4,285,329)	(2,850,373)	3,085,497
Others	(561,802)	386,030	1,430,320
Income tax expense	150,478,372	135,059,190	(7,280,528)

(b)         Unrecognized tax benefit

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2019	2020	2021
	US$	US$	US$
Balance at January 1	45,939,234	73,605,084	101,198,970
Additions for tax positions of current year	14,547,590	26,350,344	29,025,853
Reclassification from prior year tax payable	13,118,260	14,361,802	—
Reductions for tax positions of prior years	—	(13,118,260)	—
Movement in current year due to foreign exchange rate fluctuation	—	—	336,085
Balance at December 31	73,605,084	101,198,970	130,560,908

The movement in the liability for unrecognized tax benefits in 2019 included an amount of US$12,713,235 and related late payment interest of US$1,834,355 which was due to deemed interest income from subsidiaries of the Company during the year. Reclassification from the prior year tax payable included an amount of US$12,793,498 and related late payment interests of US$324,762, which were due to an uncertain tax position in respect of an investment loss deduction claimed in the 2018 tax return filed in 2019.

The movement in the liability for unrecognized tax benefits in 2020 included an amount of US$23,871,685 and related late payment interest of US$2,478,659 which were due to deemed interest income from subsidiaries of the Company during the year. Reclassification from the prior year tax payable included an amount of US$13,678,371 and related late payment interests of US$683,431, which were due to an uncertain tax position in respect of an investment loss deduction claimed in the 2019 tax return filed in 2020.

The movement in the liability for unrecognized tax benefits in 2021 included an amount of US$25,287,932 and related late payment interest of US$3,128,988 which were due to deemed interest income from subsidiaries of the Company during the year, related late payment interests of US$608,933, which were due to an uncertain tax position in respect of an investment loss deduction claimed in the 2018 tax return filed in 2019.

As of December 31, 2020 and 2021, unrecognized tax benefits of US$13,678,371 and US$13,678,371, respectively, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2021. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The Group’s income tax returns for fiscal year 2009 through fiscal year 2021 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the subsidiaries to audits of tax years outside the general statute of limitations.

(c)         LAT

LAT is applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws.

For all periods presented, the Group has made provision for LAT with respect to properties sold up to the respective reporting date in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

(d)         Deferred tax

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	December 31,	December 31,
	2020	2021
	US$	US$
Deferred tax assets:
Tax loss carried forward	66,153,464	84,046,761
Accruals and provisions	96,041,259	122,633,112
Capitalized expenses	67,506,415	77,494,494
Revenue recognition at a point in time less tax paid under deemed profit method	29,232,706	27,312,910
Revenue recognition of real estate lease income on a straight-line basis	12,394,780	7,144,670
Deemed interest expense	79,851,523	105,354,177
Valuation allowance	(25,978,488)	(24,633,671)
Operating lease liability	2,114,483	836,948
Total deferred tax assets	327,316,142	400,189,401
Deferred tax liabilities:
Revenue recognition over time	(140,019,916)	(192,007,773)
Real estate properties accelerated cost deduction	—	—
Taxable temporary differences arising from asset acquisitions	(240,306,881)	(202,527,316)
Dividend and interest withholding taxes	(62,292,677)	(45,159,004)
Operating lease right-of-use assets	(2,129,188)	(786,845)
Total deferred tax liabilities	(444,748,662)	(440,480,938)

Certain of the Company’s PRC subsidiaries have PRC tax net operating loss carry forwards of US$314.3 million (2020: US$244.5 million) which will expire in one to ten years, if unutilized. Losses incurred in the U.S. amounting to US$10.3 million (2020: US$10.3 million) can be carried forward for 20 years, and US$11.2 million (2020: US$4.8 million)  have an indefinite carryforward period.

During 2020 and 2021, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$623.1 million and US$451.6 million of its PRC subsidiaries earnings as at December 31, 2020 and 2021 respectively. Accordingly, the Company accrued deferred income tax liabilities of US$62.3 million and US$45.2 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2020 and 2021, respectively. As of December 31, 2020 and 2021, the total amount of undistributed earnings from the Company’s PRC subsidiaries that are considered to be permanently reinvested were US$131.3 million and nil million, and the related unrecognized deferred tax liabilities were approximately US$13.1 million and nil million, respectively. The Company’s remaining subsidiaries do not have retained earnings for all the periods presented.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Accordingly, the Group recorded valuation allowances amounting US$25,978,488 and US$24,633,671 as of December 31, 2020 and 2021, respectively.